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                                Explanatory Note
                                ----------------

The following annual reports, dated December 31, 2002, are incorporated by reference herein:

o AXA Premier VIP Trust, as filed on Form N-30D on March 3, 2003, CIK No. 0001160168, Accession No. 0001188327-03-000028 (Registration File Nos.
     333-70754 and 811-10508)

o EQ Advisors Trust, as filed on Form N-30D on March 3, 2003, CIK No. 0001027263, Accession No. 0001188327-03-000032 (Registration File Nos.
     333-17217 and 811-07953)